Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Profit or loss [abstract]
REVENUE	$ 24,518	$ 20,665	$ 19,364
COST OF SALES	12,465	9,102	8,381
GROSS PROFIT	12,053	11,563	10,983
EXPENSES
Research and development	4,043	14,101	7,663
Sales and marketing	3,543	3,608	2,678
General and administrative	15,592	15,383	15,377
Impairment of goodwill	11,161	2,460	0
Impairment of intangible assets	3,870	0	0
Amortization of intangible assets	2,968	4,414	2,013
Total expenses	41,177	39,966	27,731
Loss before other income (expenses) and income taxes	(29,124)	(28,403)	(16,748)
OTHER INCOME (EXPENSES)
Accretion	(19)	(30)	(85)
Grant and subsidy income	331	332	75
Interest and other income	23	122	279
Unrealized foreign exchange gain	86	227	631
Other income (expenses)	421	651	900
Loss before income taxes	(28,703)	(27,752)	(15,848)
Income taxes	1,526	1,192	(861)
NET LOSS FOR THE YEAR	(27,177)	(26,560)	(16,709)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	(600)	5,104	(1,792)
COMPREHENSIVE LOSS FOR THE YEAR	$ (27,777)	$ (21,456)	$ (18,501)
LOSS PER SHARE - BASIC	$ (1.06)	$ (1.07)	$ (0.85)
LOSS PER SHARE - DILUTED	$ (1.06)	$ (1.07)	$ (0.85)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	25,635,526	24,897,185	19,688,487